OTHER INCOME AND EXPENSE	12 Months Ended
Dec. 31, 2024
Disclosure of other income and expense [abstract]
OTHER INCOME AND EXPENSE

NOTE 30 – OTHER INCOME AND EXPENSE

Below is the detail of the other income and expense in the years ended on December 31, 2024, 2023 and 2022:

	December 31,		December 31,		December 31,
Other Income	2024		2023		2022
Share of profit of equity accounted investees, net of tax	Ps.	378,396	Ps.	371,397	Ps.	372,777
Net gain (loss) on sale of debt and equity securities		150,169		108,773		(134,699)
Dividends		148,452		126,274		119,888
Gains on sale of properties, plant and equipment		81,149		360,728		142,149
Net gain on asset valuation		26,999		74,886		50,463
Gain on the sale of non-current assets held for sale		23,597		48,589		10,487
Foreign exchange gains (losses), net (1)		(454,818)		2,253,925		(1,825,718)
Other income (2)		536,724		406,734		416,082
Total other income	Ps.	890,668	Ps.	3,751,306	Ps.	(848,571)

(1) The net variation as of December 31, 2024, and December 31, 2023, is mainly due to the effect of exchange rate fluctuations. In 2024, the exchange rate increased by Ps. 587.10 compared to 2023 (see Note 2.3). In 2023, the rate decreased by Ps. (988.15) compared to 2022. The variation from 2022 to 2021 shows an increase of Ps. 829.04.

(2) For 2022, includes valuation effect of Bac Holding for Ps. 137,427.

	December 31,		December 31,		December 31,
Other Expense	2024		2023		2022
Personnel expenses	Ps.	(3,211,591)	Ps.	(3,055,168)	Ps.	(2,833,794)
Taxes and fees		(1,095,868)		(1,214,559)		(872,341)
Insurance		(724,369)		(618,197)		(524,557)
Consultancy, audit and other fees		(589,761)		(537,972)		(479,043)
Maintenance and repairs		(384,759)		(394,524)		(357,790)
Marketing		(271,865)		(233,512)		(207,071)
Amortization of intangible assets		(253,737)		(240,804)		(225,137)
Depreciation right of use assets		(234,339)		(211,457)		(201,293)
Depreciation of tangible assets		(224,570)		(218,230)		(219,316)
Affiliation contributions and transfers		(186,245)		(168,986)		(252,942)
Leases (Rent)		(152,000)		(144,276)		(134,691)
Warehouse services		(149,319)		(148,633)		(144,739)
Transportation services		(104,397)		(95,520)		(99,296)
Losses due to claims		(88,127)		(83,728)		(39,435)
Data processing		(85,802)		(85,231)		(77,803)
Cleaning and security services		(79,787)		(80,904)		(74,276)

	December 31,		December 31,		December 31,
Other Expense	2024		2023		2022
Outsourcing services		(64,805)		(59,599)		(68,779)
Supplies and stationary		(39,349)		(52,074)		(46,114)
Donations expenses		(34,774)		(31,309)		(36,019)
Adaptation and installation		(25,543)		(28,076)		(30,636)
Travel expenses		(22,624)		(21,345)		(24,249)
Loss from sale of property, plant and equipment		(22,620)		(44,399)		(26,387)
Impairment losses other assets		(4,959)		(2,946)		(20,787)
Loss from sale of non-current assets held for sale		(2,160)		(595)		(800)
Other		(598,428)		(574,410)		(412,488)
Total other expense	Ps.	(8,651,798)	Ps.	(8,346,454)	Ps.	(7,409,783)